STAPLED UNITHOLDERS' EQUITY - Accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	$ 324,484	$ 53,798
Fair value gains on derivatives designated as net investment hedges	89,048	18,153
Accumulated other comprehensive income	$ 413,532	$ 71,951